REVENUE AND OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE AND OTHER OPERATING INCOME

4.	REVENUE AND OTHER OPERATING INCOME

The lease and non-lease components of our revenues in the year ended December 31, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	982,818	740,399	1,723,217
Time charter revenues	49,870	13,901	63,771
Administrative income	—	15,196	15,196
Total revenues	1,032,688	769,496	1,802,184

The lease and non-lease components of our revenues in the year ended December 31, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	601,057	744,907	1,345,964
Time charter revenues	45,515	26,276	71,791
Administrative income	—	12,453	12,453
Total revenues	646,572	783,636	1,430,208

The lease and non-lease components of our revenues in the year ended December 31, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	166,014	497,981	663,995
Time charter revenues	49,785	21,451	71,236
Administrative income	—	14,150	14,150
Total revenues	215,799	533,582	749,381

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $6.2 million of contract costs were capitalized in the year ended December 31, 2023 (2022: $5.3 million) as Other current assets, of which $2.7 million was amortized up to December 31, 2023 (2022: $2.5 million), leaving a remaining balance of $3.5 million as of December 31, 2023 (2022: $2.9 million). $2.9 million of contract assets were amortized in the year ended December 31, 2023 in relation to voyages in progress as of December 31, 2022. No impairment losses were recognized in the years ended December 31, 2023, 2022 and 2021.

Administrative income primarily comprises the income earned from the technical and commercial management of vessels and newbuilding supervision fees from related parties, affiliated companies and third parties.

Assets from contracts with customers (excluding amounts in relation to lease components) as of December 31, 2023 and 2022 are presented within the statements of financial position as follows:

(in thousands of $)	2023	2022
Voyages in progress	46,994	60,620
Trade accounts receivable	48,136	67,397
Related party receivables	14,591	9,913
Other current assets	3,503	2,896
Total	113,224	140,826

Other operating income in the years ended December 31, 2023, 2022 and 2021 was as follows:

(in thousands of $)	2023	2022	2021
Gain on settlement of claims	397	3,998	—
Other gains	41	18	519
Gain on sale of vessels	21,959	4,596	3,226
Loss on termination of leased vessels	—	(431)	—
Gain (loss) on pool arrangements	1,683	(141)	315
Total	24,080	8,040	4,060

In the year ended December 31, 2023, the Company recorded an arbitration award of $0.4 million (2022: $2.5 million) in relation to the failed sale of Dewi Maeswara. In the year ended December 31, 2022, the Company also recorded a $1.5 million gain on the settlement of insurance claims for Front Altair.

In November 2021, the Company announced that it had entered into an agreement to sell four of its scrubber-fitted LR2 tankers for an aggregate sales price of $160.0 million to SFL Tanker Holding Ltd., a company related to Hemen, its largest shareholder. Two vessels were delivered to the new owners in December 2021 and the remaining two vessels were delivered to the new owners in January 2022. After repayment of debt on the vessels, the transaction generated total net cash proceeds of $68.6 million, with net cash proceeds of $35.1 million recorded in the year ended December 31, 2022. The Company recorded a gain on sale in relation to the two vessels delivered to the new owners in December 2021 of $3.2 million in the year ended December 31, 2021 and a gain of $4.6 million in the year ended December 31, 2022 in relation to the two vessels delivered to the new owners in January 2022.

In January 2023, the Company sold the 2009-built VLCC, Front Eminence, and the 2009-built Suezmax tanker, Front Balder, for gross proceeds of $61.0 million and $39.5 million, respectively. The vessels were delivered to new owners in January and February 2023, respectively. After repayment of existing debt on the vessels, the transactions generated net cash proceeds of $63.6 million, and the Company recorded a gain on sale of $9.9 million and $2.8 million, respectively, in the year ended December 31, 2023.
In May 2023, the Company sold the 2010-built Suezmax tanker, Front Njord, for gross proceeds of $44.5 million. The vessel was delivered to the new owner in June 2023. After repayment of existing debt on the vessel, the transaction generated net cash proceeds of $28.2 million, and the Company recorded a gain on sale of $9.3 million in the year ended December 31, 2023.

In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL, an affiliated company, to terminate the long-term charters for the 2004-built VLCCs, Front Force and Front Energy, upon the sale and delivery of the vessels by SFL to an unrelated third party. The Company recognized a non-cash reduction in lease obligations of $46.6 million in the year ended December 31, 2022 in respect of these vessels. The Company agreed to a total compensation payment to SFL of $4.5 million for the termination of the current charters. The charters terminated and the vessels were delivered to the new owners in April 2022. The Company recorded a loss on termination of $0.4 million in the year ended December 31, 2022.

In the year ended December 31, 2023, the Company recorded income of $1.7 million (2022: loss of $0.1 million, 2021: income of $0.3 million) related to the pooling arrangement with SFL between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. As of December 31, 2023, Front Njord, Glorycrown and Everbright have been sold and delivered to their respective new owners resulting in the termination of the pooling arrangement.